QB2 Advances from SMM/SC -Summary of Debt Continuity (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings at beginning of period	$ 4,913	$ 6,255	$ 3,204	$ 4,162
Non-cash changes
Finance fees and discount amortization	(29)	(36)	(29)	(39)
Changes in foreign exchange rates	0	(10)	0	(216)
Borrowings at end of period	5,816	7,374	4,913	6,255
SSM/SC | Quebrada Blanca Phase 2 project facility
Disclosure of detailed information about borrowings [line items]
Borrowings at beginning of period	734	934	702	912
Cash flows
Advances	262	326	31	41
Non-cash changes
Finance fees and discount amortization	1	1	1	1
Changes in foreign exchange rates	0	2	0	(20)
Borrowings at end of period	$ 997	$ 1,263	$ 734	$ 934